Accounts Receivable - Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable - Related Parties
ACCOUNTS RECEIVABLE—RELATED PARTIES
Included in the accompanying consolidated balance sheets as of March 31, 2013 and December 31, 2012 are amounts receivable from related parties of the Company. These receivables consist primarily of amounts billed by the Company to related parties as operator of such parties' Colorado and Ohio oil and natural gas properties. At March 31, 2013 and December 31, 2012, these receivables totaled $37.1 million and $34.8 million, respectively.
Effective July 1, 2008, the Company entered into an acquisition team agreement with Everest Operations Management LLC ("Everest") to identify and evaluate potential oil and gas properties in which the Company and Everest or its affiliates may wish to invest. Upon a successful closing of an acquisition or divestiture, the party identifying the acquisition or divestiture is entitled to receive a fee from the other party and its affiliates, if applicable, participating in such closing. The fee is equal to 1% of the party’s proportionate share of the acquisition or divestiture consideration. The agreement may be terminated by either party upon 30 days notice. Affiliates of Everest were billed approximately $0.3 million under this acquisition team agreement during the three months ended March 31, 2012, which amounts are reflected as a reduction of general and administrative expenses in the consolidated statements of operations. Amounts billed under the acquisition team agreement during the three months ended March 31, 2013 were immaterial.

ACCOUNTS RECEIVABLE—RELATED PARTIES
Included in the accompanying consolidated balance sheets for the years ended December 31, 2012 and 2011, are amounts receivable from related parties of the Company. These receivables consist primarily of amounts billed by the Company to related parties as operator of such parties' Colorado and Ohio oil and gas properties. At December 31, 2012 and 2011, these receivables totaled $34,848,000 and $4,731,000, respectively.
The Company is a party to administrative service agreements with Stampede Farms LLC ("Stampede"), Everest Operations Management LLC ("Everest") and Tatex Thailand III, LLC ("Tatex III"), which agreements were each entered into effective March 1, 2008. Under these agreements, the Company’s services include professional and technical support and the fees for such services can be amended by mutual agreement of the parties. Each of these administrative service agreements may be cancelled (1) by the Company with at least 60 days prior written notice, (2) by the counterparty at any time with at least 30 days prior written notice to the Company and (3) by either party if the other party is in material breach and such breach has not been cured within 30 days of receipt of written notice of such breach. The Company did not provide services under any of these agreements in 2010, 2011 or 2012 and received no reimbursements thereunder. Each of Stampede, Everest and Tatex III is controlled by Wexford Capital LP ("Wexford"). Charles E. Davidson is the Chairman and Chief Investment Officer of Wexford and he beneficially owned approximately 13.3% and less than 1% of the Company’s outstanding common stock as of December 31, 2011 and September 28, 2012, respectively.
For the years ended December 31, 2011 and 2010, the Company was reimbursed approximately $66,000 and $20,000, respectively, by Orange Leaf Holdings, LLC, an affiliate of Gulfport, for office space which is included in other income (expense) in the consolidated statements of operations.
Effective July 1, 2008, the Company entered into an acquisition team agreement with Everest to identify and evaluate potential oil and gas properties in which the Company and Everest or its affiliates may wish to invest. Upon a successful closing of an acquisition or divestiture, the party identifying the acquisition or divestiture is entitled to receive a fee from the other party and its affiliates, if applicable, participating in such closing. The fee is equal to 1% of the party’s proportionate share of the acquisition or divestiture consideration. The agreement may be terminated by either party upon 30 days notice. Affiliates of Everest were billed approximately $1,087,000 and $1,184,000 under this acquisition team agreement during the years ended December 31, 2012 and 2011, respectively, which amounts are reflected as a reduction of general and administrative expenses in the consolidated statements of operations. No amounts were reimbursed under the acquisition team agreement for the year ended 2010.
Effective April 1, 2010, the Company entered into an area of mutual interest agreement with Windsor Niobrara LLC (“Windsor Niobrara”), an entity controlled by Wexford, to jointly acquire oil and gas leases on certain lands located in Northwest Colorado for the purpose of exploring, exploiting and producing oil and gas from the Niobrara Formation. The agreement provides that each party must offer the other party the right to participate in such acquisitions on a 50%/50% basis. The parties also agreed, subject to certain exceptions, to share third-party costs and expenses in proportion to their respective participating interests and pay certain other fees as provided in the agreement. In connection with this agreement, Gulfport and Windsor Niobrara also entered into a development agreement, effective as of April 1, 2010, pursuant to which the Company and Windsor Niobrara agreed to jointly develop the contract area, and Gulfport agreed to act as the operator under the terms of a joint operating agreement.